Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands			7 Months Ended
	Sep. 09, 2014	Jul. 18, 2014	Jul. 31, 2015	Sep. 30, 2020	Dec. 31, 2019	Aug. 27, 2018
Plaintiffs seek monetary damages	$ 6,000
Evolution AI Corporation [Member]
Investment						$ 75
PEC [Member]
Purchase of restricted shares, shares		750,000
Purchase of restricted, value		$ 300
Purchase shares from related party			800,000
Closed Litigation [Member]
Loss contingency, accrued				$ 500	$ 500